Prepayments and Other Non-Financial Assets	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Prepayments and Other Non-Financial Assets
18.
Prepayments and Other Non-Financial Assets

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Advances to suppliers and contractors	29,486	47,706
Subscriber contract costs	28,817	28,926
Prepaid taxes	6,968	11,914
Prepaid fees and licenses	2,084	2,022
Prepaid benefit costs (Note 25)	975	917
Prepaid repairs and maintenance	862	455
Prepaid rent	371	399
Prepaid insurance	144	150
Other prepayments	1,168	518
Other non-financial assets	1,029	573
	71,904	93,580
Less current portion of prepayments and other nonfinancial assets	9,975	13,215
Noncurrent portion of prepayments and other nonfinancial assets	61,929	80,365

Advances to suppliers and contractors are non-interest bearing and are to be applied to contractors’ subsequent progress billings for projects.

Subscriber contract costs consist of the cost to obtain and cost to fulfill a contract with subscribers. Cost to obtain amounted to Php4,448 million and Php4,456 million as at December 31, 2024 and 2023, respectively. Amortization of cost to obtain presented under selling and promotions amounted to Php1,204 million, Php3,147 million and Php980 million for the years ended December 31, 2024,2023 and 2022, respectively. Costs to fulfill amounted to Php24,369 million and Php24,470 million as at December 31, 2024 and 2023, respectively. Amortization of cost to fulfill, which is presented under depreciation and amortization in the consolidated income statement, amounted to Php7,449 million and Php11,789 million for the years ended December 31, 2024 and 2023, respectively.

Prepaid taxes include creditable withholding taxes and input VAT.

Prepaid fees and licenses include advance payments for NTC license fees and unexpired portion of fees paid to the NTC.